January 27, 2020

SPIRIT OF AMERICA INVESTMENT FUND, INC.

SPIRIT OF AMERICA ENERGY FUND

Class A Shares – TICKER: SOAEX

Class C Shares – TICKER: SACEX

A Series of Spirit of America Investment Fund, Inc.

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, Each Dated March 29, 2019

Effective as of January 16, 2020, please replace the section titled “Portfolio Manager” in the Spirit of America Energy Fund’s (the “Energy Fund”) Summary Prospectus (page 8 of the Energy Fund’s Prospectus) with the following:

Portfolio Manager: Douglas Revello serves as the Portfolio Manager and is primarily responsible for the day-to-day management of the Energy Fund. Mr. Revello has been the Portfolio Manager of the Energy Fund since January 16, 2020. He also serves as the Portfolio Manager to the Spirit of America Large Cap Value Fund (since January 10, 2018) and the Spirit of America Real Estate Income and Growth Fund (since July 1, 2016), and as the Co-Portfolio Manager to both the Spirit of America Municipal Tax Free Bond Fund (since January 10, 2018) and the Spirit of America Income Fund (since May 1, 2018). Mr. Revello has been associated with the Adviser since May 18, 2009. During his tenure with the Adviser, he has previously served as the Co-Portfolio Manager of the Spirit of America Municipal Tax Free Bond Fund from May 18, 2009 until November 17, 2015, Portfolio Manager of the Spirit of America Municipal Tax Free Bond Fund from November 18, 2015 until January 10, 2018, Co-Portfolio Manager of the Spirit of America Large Cap Value Fund from November 18, 2015 until January 10, 2018, and Co-Portfolio Manager of the Spirit of America Real Estate Income and Growth Fund from November 18, 2015 until July 1, 2016.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Energy Fund.

Please replace the sub-section titled “Portfolio Manager” in the section titled “Management of the Fund” of the Energy Fund’s Prospectus (page 21) with the following:

Portfolio Manager

Douglas Revello serves as the Portfolio Manager and is primarily responsible for the day-to-day management of the Energy Fund. Mr. Revello joined the Adviser on May 18, 2009. In addition to managing the Energy Fund, Mr. Revello currently manages the Spirit of America Large Cap Value Fund and the Spirit of America Real Estate Income and Growth Fund, and serves as Co-Portfolio Manager to the Spirit of America Municipal Tax Free Bond Fund and the Spirit of America Income Fund. Mr. Revello co-manages the portfolio management team of the Adviser. More recently, he has been a vital contributor to the management of the Energy Fund by virtue of his attendance at energy industry conferences and meetings with various energy industry management teams. Prior to joining the Adviser, Mr. Revello served as head of the Municipal Underwriting department for DLA, the Funds’ principal underwriter and distributor, from October 1992 until November 2017, and was also integral in the firm’s fixed income trading and institutional sales. Mr. Revello received a Bachelors degree in Business Administration from Baruch College in 1988 and a Masters degree in Business Administration from Dowling College in 1999 and had served as an adjunct professor at the State University of New York at Stony Brook Harriman School of Business teaching several finance courses, including Capital Markets and Security Analysis from August 2000 until December 2008. In addition, Mr. Revello holds a General Securities Representative (Series 7) license, and Uniform Securities Agent State Law Examination (Series 63) license.

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The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of securities in the Energy Fund.

Please replace the third sentence in the sub-section titled “Other Accounts Managed” in the section titled “Information About Portfolio Manager” in the Energy Fund’s Statement of Additional Information (“SAI”) (page 18) with the following:

In addition, the Portfolio Manager manages two additional mutual fund (series) and serves as Co-Portfolio Manager of two additional mutual funds (series) within the Spirit of America Investment Funds complex.

Please replace the second paragraph in the sub-section titled “Potential Conflicts of Interest” in the section titled “Information About Portfolio manager” in the Energy Fund’s SAI (page 19) with the following:

The Portfolio Manager of the Energy Fund, Douglas Revello, is also the Portfolio Manager of the Spirit of America Large Cap Value Fund and the Spirit of America Real Estate Income and Growth Fund, and serves as the Co-Portfolio Manager of both the Spirit of America Municipal Tax Free Bond Fund and the Spirit of America Income Fund. Conflicts of interest may arise because Mr. Revello has day-to-day management responsibilities with respect to all of these Funds. Mr. Revello also provides portfolio management for SOA Premier strategies which, among other things, offers investments that invest in mutual funds and ETF’s. These potential conflicts include:

2

Please replace the sub-section titled “Ownership of Securities” in the section titled “Information About Portfolio Manager” in the Energy Fund’s SAI (page 19) with the following:

Ownership of Securities

The following table sets forth the dollar range of Energy Fund shares beneficially owned by the Portfolio Manager as of December 31, 2019.

Fund	Douglas Revello
Energy Fund	$1 - $10,000

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Further Information

For further information, please contact the Funds at 1-516-390-5565 or the Transfer Agent at 1-800-452-4892. You may also obtain additional copies of the Energy Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds at 1-516-390-5565, by sending an e-mail request to info@soafunds.com or by visiting the Fund’s website at www.SOAFunds.com.

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January 27, 2020

SPIRIT OF AMERICA INVESTMENT FUND, INC.

Spirit of America Real Estate Income and Growth Fund

Class A Shares – TICKER: SOAAX

Class C Shares – TICKER: SACRX

Spirit of America Large Cap Value Fund

Class A Shares - TICKER: SOAVX

Class C Shares – TICKER: SACVX

Spirit of America Municipal Tax Free Bond Fund

Class A Shares – TICKER: SOAMX

Class C Shares – TICKER: SACFX

Spirit of America Income Fund

Class A Shares - TICKER: SOAIX

Class C Shares – TICKER: SACTX

Spirit of America Income & Opportunity Fund

Class A Shares – TICKER: SOAOX

Class C Shares – TICKER: SACOX

Each a Series of Spirit of America Investment Fund, Inc.

Supplement to the Summary Prospectuses, Prospectus and Statement of Additional Information, Each Dated May 1, 2019

This supplement updates the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”), the Spirit of America Large Cap Value Fund (the “Value Fund”), the Spirit of America Municipal Tax Free Bond Fund (the “Municipal Tax Free Bond Fund”), the Spirit of America Income Fund (the “Income Fund”) and the Spirit of America Income & Opportunity Fund (the “Opportunity Fund” and all together the “Spirit of America Investment Funds”) with the information that follows.

Please replace the section titled “Portfolio Managers” in the Real Estate Fund’s Summary Prospectus (page 5 of the Prospectus) as follows:

Portfolio Manager: Douglas Revello serves as the Portfolio Manager and is primarily responsible for the day-to-day management of the Real Estate Fund. Mr. Revello became the Co-Portfolio Manager for the Real Estate Fund effective November 18, 2015 and transitioned to Portfolio Manager on July 1, 2016. Mr. Revello also serves as the Portfolio Manager to the Value Fund (since January 10, 2018) and the Spirit of America Energy Fund (the “Energy Fund”) (since January 16, 2020), and as the Co-Portfolio Manager to both the Municipal Tax Free Bond Fund (since January 10, 2018) and the Income Fund (since May 1, 2018). Mr. Revello has been associated with the Adviser since May 18, 2009. During his tenure with the Adviser, he previously served as the Co-Portfolio Manager of the Municipal Tax Free Bond Fund from May 18, 2009 until November 17, 2015, Portfolio Manager of the Municipal Tax Free Bond Fund from November 18, 2015 until January 10, 2018 and Co-Portfolio Manager of the Value Fund from November 18, 2015 until January 10, 2018.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Real Estate Fund.

Please replace the section titled “Portfolio Managers” in the Value Fund’s Summary Prospectus (pages 10 - 11 of the Prospectus) as follows:

Portfolio Manager: Douglas Revello serves as the Portfolio Manager and is primarily responsible for the day-to-day management of the Value Fund. Mr. Revello has served as the Portfolio Manager of the Value Fund since January 10, 2018. Previously, Mr. Revello served as the Co-Portfolio Manager of the Value Fund from November 18, 2015 until January 9, 2018. Mr. Revello also serves as the Portfolio Manager to the Real Estate Fund (since July 1, 2016) and the Energy Fund (since January 16, 2020), and as the Co-Portfolio Manager to both the Municipal Tax Free Bond Fund (since January 10, 2018) and the Income Fund (since May 1, 2018). Mr. Revello has been associated with the Adviser since May 18, 2009. During his tenure with the Adviser, he has previously served as the Co-Portfolio Manager of the Municipal Tax Free Bond Fund from May 18, 2009 until November 17, 2015, Portfolio Manager of the Municipal Tax Free Bond Fund from November 18, 2015 until January 10, 2018, and Co-Portfolio Manager of the Real Estate Fund from November 18, 2015 until July 1, 2016.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Value Fund.

Please replace the section titled “Portfolio Managers” in the Municipal Tax Free Bond Fund’s Summary Prospectus (pages 16 - 17 of the Prospectus) as follows:

Portfolio Managers: Mark Reilly serves as the Portfolio Manager and is primarily responsible for the day-to-day management of the Municipal Tax Free Bond Fund. Mr. Reilly has been the Portfolio Manager of the Municipal Tax Free Bond Fund since January 10, 2018. Previously, Mr. Reilly served as Co-Portfolio Manager of the Municipal Tax Free Bond Fund from July 1, 2016 until January 9, 2018. Mr. Reilly also serves as Portfolio Manager of the Income Fund (since July 1, 2016) and the Opportunity Fund (since January 16, 2020). Mr. Reilly joined the Adviser on November 18, 2015 and has over 20 years’ experience trading tax-free municipal bonds, taxable municipal bonds, and mortgage backed securities. Prior to joining the Adviser, Mr. Reilly served as head fixed income trader for David Lerner Associates, Inc. (“DLA”), the Spirit of America Investment Funds’ principal underwriter and distributor, from November 2012 until November 17, 2015, and as a fixed income trader at DLA, with primary responsibility for the firm’s mortgage backed fixed income trading from October 1993 until November 2015.

Douglas Revello serves as Co-Portfolio Manager of the Municipal Tax Free Bond Fund. Mr. Revello served as Portfolio Manager of the Municipal Tax Free Bond Fund from November 17, 2015 until January 10, 2018 and prior to that he served as Co-Portfolio Manager of the Municipal Tax Free Bond Fund from May 18, 2009 until November 17, 2015. Mr. Revello also serves as the Portfolio Manager to the Real Estate Fund (since July 1, 2016), the Value Fund (since January 10, 2018) and the Energy Fund (since January 16, 2020), and as the Co-Portfolio Manager to the Income Fund (since May 1, 2018). Mr. Revello has been associated with the Adviser since May 18, 2009. During his tenure with the Adviser, he has previously served as the Co-Portfolio Manager of the Value Fund from November 18, 2015 until January 10, 2018, and Co-Portfolio Manager of the Real Estate Fund from November 18, 2015 until July 1, 2016.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Municipal Tax Free Bond Fund.

Please replace the section titled “Portfolio Managers” in the Income Fund’s Summary Prospectus (page 23 of the Prospectus) as follows:

Portfolio Managers: Mark Reilly serves as Portfolio Manager and is primarily responsible for the day-to-day management of the Income Fund. Mr. Reilly became the Co-Portfolio Manager of the Income Fund effective November 18, 2015 and transitioned to Portfolio Manager on July 1, 2016. Mr. Reilly also serves as Portfolio Manager of the Municipal Tax Free Bond Fund (since January 10, 2018) and the Opportunity Fund (since January 16, 2020). Mr. Reilly joined the Adviser on November 18, 2015 and has over 20 years’ experience trading tax-free municipal bonds, taxable municipal bonds, and mortgage backed securities. Prior to joining the Adviser, Mr. Reilly served as head fixed income trader for DLA, the Spirit of America Investment Funds’ principal underwriter and distributor, from November 2012 until November 17, 2015, and as a fixed income trader at DLA, with primary responsibility for the firm’s mortgage backed fixed income trading from October 1993 until November 2015.

Douglas Revello serves as Co-Portfolio Manager of the Income Fund and has served in this capacity since May 1, 2018. Mr. Revello also serves as the Portfolio Manager to the Real Estate Fund (since July 1, 2016), the Value Fund (since January 10, 2018) and the Energy Fund (since January 16, 2020), and as the Co-Portfolio Manager to the Municipal Tax Free Bond Fund (since January 10, 2018). Mr. Revello has been associated with the Adviser since May 18, 2009. During his tenure with the Adviser, he has previously served as the Co-Portfolio Manager of the Municipal Tax Free Bond Fund from May 18, 2009 until November 17, 2015, Portfolio Manager of the Municipal Tax Free Bond Fund from November 18, 2015 until January 10, 2018, Co-Portfolio Manager of the Value Fund from November 18, 2015 until January 10, 2018, and Co-Portfolio Manager of the Real Estate Fund from November 18, 2015 until July 1, 2016.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Income Fund.

Please replace the section titled “Portfolio Managers” in the Opportunity Fund’s Summary Prospectus (page 30 of the Prospectus) as follows:

Portfolio Manager: Mark Reilly serves as the Portfolio Manager and is primarily responsible for the day-to-day management of the Opportunity Fund. Mr. Reilly began serving as Portfolio Manager of the Opportunity Fund on January 16, 2020. Mr. Reilly also serves as Portfolio Manager of the Municipal Tax Free Bond Fund (since January 10, 2018) and the Income Fund (since July 1, 2016). Mr. Reilly joined the Adviser on November 18, 2015, and has over 20 years’ experience trading tax-free municipal bonds, taxable municipal bonds, and mortgage backed securities. Prior to joining the Adviser, Mr. Reilly served as head fixed income trader for DLA, the Spirit of America Investment Funds’ principal underwriter and distributor, from November 2012 until November 17, 2015, and as a fixed income trader at DLA, with primary responsibility for the firm’s mortgage backed fixed income trading from October 1993 until November 2015.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Opportunity Fund.

Please replace the sub-section titled “Portfolio Managers” in the section titled “Management of the Funds” in the Spirit of America Investment Funds’ Prospectus (pages 46 - 47) as follows:

Portfolio Managers

Douglas Revello serves as the Portfolio Manager and is primarily responsible for the day-to-day management of the Real Estate Fund, Value Fund and Energy Fund. He also serves as Co-Portfolio Manager to the Municipal Tax Free Bond Fund and the Income Fund. Mr. Revello joined the Adviser on May 18, 2009. In addition to his portfolio management responsibilities, Mr. Revello co-manages the portfolio management team of the Adviser. More recently, he has been a vital contributor to the management of the Energy Fund by virtue of his attendance at energy industry conferences and meetings with various energy industry management teams. Prior to joining the Adviser, Mr. Revello served as head of the Municipal Underwriting department for DLA, the Funds’ principal underwriter and distributor, from October 1992 until November 2017, and was also integral in the firm’s fixed income trading and institutional sales. Mr. Revello received a Bachelors degree in Business Administration from Baruch College 1988 and a Masters degree in Business Administration from Dowling College in 1999 and had served as an adjunct professor at the State University of New York at Stony Brook Harriman School of Business teaching several finance courses including Capital Markets and Security Analysis from August 2000 until December 2008. In addition, Mr. Revello holds a General Securities Representative (Series 7) license, and Uniform Securities Agent State Law Examination (Series 63) license.

Mark Reilly serves as the Portfolio Manager and is primarily responsible for the day-to-day operations of the Municipal Tax Free Bond Fund, the Income Fund and the Opportunity Fund. Mr. Reilly was previously designated as a Co-Portfolio Manager of the Municipal Tax Free Bond Fund from July 1, 2016 until January 9, 2018. Mr. Reilly joined the Adviser on November 18, 2015. In addition to his portfolio management responsibilities, Mr. Revello co-manages the portfolio management team of the Adviser. Prior to joining the Adviser, Mr. Reilly was the head fixed income trader at DLA, the Funds’ principal underwriter and distributor, from November 2012 until November 17, 2015, and as a fixed income trader at DLA, with primary responsibility for the firm’s mortgage backed fixed income trading from October 1993 until November 2015. He has over 21 years’ experience trading tax-free municipal bonds, taxable municipal bonds, and mortgage backed securities. Mr. Reilly has a Bachelor’s degree in finance from Adelphi University School of Banking and Money Management and began his career in finance in 1993 with DLA. He is a member of Municipal Bond Club of New York and holds several industry registrations, including General Securities Representative (Series 7) license, Uniform Securities Agent State Law Examination (Series 63) license, and registered principal (Series 23) license.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Spirit of America Investment Funds.

Please replace the second, third and fourth paragraphs in the sub-section titled “Potential Conflicts of Interest” in the section titled “Information About Portfolio Managers” in the Spirit of America Investment Funds’ SAI (pages 20 - 21) as follows:

Mr. Douglas Revello, the Portfolio Manager for the Real Estate Fund, the Value Fund, and the Energy Fund, is also the Co-Portfolio Manager for the Municipal Tax Free Bond Fund and the Income Fund. Conflicts of interest may arise because Mr. Revello has day-to-day management responsibilities with respect to all of these Funds. Mr. Revello also provides portfolio management for SOA Premier strategies which, among other things, offers investments that invest in mutual funds and ETFs.

Mr. Mark Reilly is the Portfolio Manager for the Municipal Tax Free Bond Fund, the Income Fund and the Opportunity Fund. Conflicts of interest may arise because Mr. Reilly has day-to-day responsibilities with respect ot all of these Funds. Mr. Reilly also provides portfolio management for SOA Premier strategies which, among other things, offers investments that invest in mutual funds and ETFs.

* * *

Further Information

For further information, please contact the Spirit of America Investment Funds at 1-516-390-5565 or the Transfer Agent at 1-800-452-4892. You may also obtain additional copies of the Spirit of America Investment Funds’ Summary Prospectus(es), Prospectus and Statement of Additional Information, free of charge, by writing to the Funds c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds at 1-516-390-5565, by sending an e-mail request to info@soafunds.com or by visiting the Funds’ website at www.SOAFunds.com.